Quarterly Report
June 30, 2020
MFS®  Total Return Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.7%
Aerospace – 2.2%
Honeywell International, Inc.	473,351	$68,441,821
L3Harris Technologies, Inc.	159,910	27,131,930
Lockheed Martin Corp.	84,373	30,789,395
Northrop Grumman Corp.	115,997	35,662,118
		$162,025,264
Alcoholic Beverages – 0.4%
Diageo PLC	870,610	$28,927,294
Automotive – 0.6%
Aptiv PLC	145,207	$11,314,529
Lear Corp.	317,306	34,592,700
		$45,907,229
Broadcasting – 0.1%
Omnicom Group, Inc.	125,214	$6,836,684
Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	58,965	$32,082,267
Blackstone Group, Inc.	391,743	22,196,158
Charles Schwab Corp.	1,219,028	41,130,005
Invesco Ltd.	1,158,952	12,470,323
NASDAQ, Inc.	311,006	37,155,887
T. Rowe Price Group, Inc.	168,442	20,802,587
TD Ameritrade Holding Corp.	680,533	24,757,791
		$190,595,018
Business Services – 2.7%
Accenture PLC, “A”	325,096	$69,804,613
Amdocs Ltd.	333,997	20,333,737
Equifax, Inc.	160,886	27,653,086
Fidelity National Information Services, Inc.	261,688	35,089,744
Fiserv, Inc. (a)	403,090	39,349,646
		$192,230,826
Cable TV – 1.9%
Comcast Corp., “A”	3,469,358	$135,235,575
Chemicals – 1.2%
3M Co.	241,069	$37,604,353
PPG Industries, Inc.	490,639	52,037,173
		$89,641,526
Computer Software – 3.2%
Adobe Systems, Inc. (a)	93,541	$40,719,332
Microsoft Corp.	792,125	161,205,359
Oracle Corp.	471,230	26,044,882
		$227,969,573
Computer Software - Systems – 0.8%
Apple, Inc.	164,329	$59,947,219
Construction – 1.9%
Masco Corp.	1,217,506	$61,130,976
Otis Worldwide Corp.	195,393	11,110,046
Stanley Black & Decker, Inc.	164,914	22,985,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	326,825	$10,651,227
Vulcan Materials Co.	116,516	13,498,379
Whirlpool Corp.	131,996	17,097,442
		$136,473,783
Consumer Products – 0.9%
Colgate-Palmolive Co.	449,654	$32,941,652
Kimberly-Clark Corp.	219,763	31,063,500
		$64,005,152
Electrical Equipment – 0.7%
Johnson Controls International PLC	1,420,291	$48,488,735
Electronics – 2.9%
Analog Devices, Inc.	90,925	$11,151,042
Applied Materials, Inc.	296,356	17,914,720
Intel Corp.	1,045,498	62,552,145
NXP Semiconductors N.V.	230,492	26,285,308
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	697,043	39,571,131
Texas Instruments, Inc.	435,575	55,304,958
		$212,779,304
Energy - Independent – 1.0%
ConocoPhillips	488,718	$20,535,931
Hess Corp.	478,573	24,794,867
Pioneer Natural Resources Co.	97,319	9,508,066
Valero Energy Corp.	231,456	13,614,242
		$68,453,106
Energy - Integrated – 0.4%
BP PLC	4,322,443	$16,453,445
Suncor Energy, Inc.	814,850	13,738,890
		$30,192,335
Food & Beverages – 2.6%
Archer Daniels Midland Co.	725,041	$28,929,136
Danone S.A.	372,846	25,787,021
General Mills, Inc.	481,400	29,678,310
J.M. Smucker Co.	137,219	14,519,142
Mondelez International, Inc.	397,081	20,302,752
Nestle S.A.	400,204	44,242,300
PepsiCo, Inc.	187,873	24,848,083
		$188,306,744
Health Maintenance Organizations – 1.6%
Cigna Corp.	630,184	$118,254,028
Insurance – 3.1%
AON PLC	329,186	$63,401,223
Chubb Ltd.	521,591	66,043,852
Marsh & McLennan Cos., Inc.	225,445	24,206,030
Reinsurance Group of America, Inc.	136,090	10,674,900
Travelers Cos., Inc.	355,304	40,522,421
Willis Towers Watson PLC	92,901	18,296,852
		$223,145,278
Internet – 0.4%
Alphabet, Inc., “A” (a)	19,165	$27,176,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	169,147	$22,335,861
Machinery & Tools – 2.1%
Caterpillar, Inc.	199,698	$25,261,797
Deere & Co.	66,105	10,388,401
Eaton Corp. PLC	904,697	79,142,893
Ingersoll Rand, Inc. (a)	696,041	19,572,673
Trane Technologies PLC	206,142	18,342,515
		$152,708,279
Major Banks – 4.3%
Bank of America Corp.	2,745,762	$65,211,847
Goldman Sachs Group, Inc.	561,001	110,865,018
JPMorgan Chase & Co.	1,081,330	101,709,900
PNC Financial Services Group, Inc.	204,384	21,503,241
State Street Corp.	187,691	11,927,763
		$311,217,769
Medical & Health Technology & Services – 0.9%
McKesson Corp.	291,751	$44,760,439
Quest Diagnostics, Inc.	188,045	21,429,608
		$66,190,047
Medical Equipment – 3.2%
Becton, Dickinson and Co.	119,549	$28,604,490
Danaher Corp.	463,029	81,877,418
Medtronic PLC	833,426	76,425,164
Thermo Fisher Scientific, Inc.	127,712	46,275,166
		$233,182,238
Metals & Mining – 0.2%
Rio Tinto PLC	255,066	$14,377,218
Natural Gas - Distribution – 0.2%
Sempra Energy	90,333	$10,589,738
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	1,320,461	$23,992,776
Other Banks & Diversified Financials – 2.2%
Northern Trust Corp.	136,677	$10,843,953
Truist Financial Corp.	2,202,593	82,707,367
U.S. Bancorp	1,280,232	47,138,142
Visa, Inc., “A”	88,222	17,041,844
		$157,731,306
Pharmaceuticals – 5.0%
Bayer AG	259,745	$19,065,174
Eli Lilly & Co.	224,488	36,856,440
Johnson & Johnson	1,015,855	142,859,689
Merck & Co., Inc.	990,069	76,562,036
Pfizer, Inc.	1,234,294	40,361,414
Roche Holding AG	127,925	44,333,921
		$360,038,674
Railroad & Shipping – 1.2%
Union Pacific Corp.	502,210	$84,908,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.5%
EPR Properties, REIT	245,986	$8,149,516
Public Storage, Inc., REIT	59,069	11,334,750
STORE Capital Corp., REIT	838,782	19,971,400
		$39,455,666
Restaurants – 0.4%
Starbucks Corp.	398,461	$29,322,745
Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	591,726	$13,343,421
Corteva, Inc.	203,668	5,456,266
DuPont de Nemours, Inc.	440,958	23,428,099
		$42,227,786
Specialty Stores – 1.3%
Home Depot, Inc.	121,177	$30,356,050
Target Corp.	366,366	43,938,274
Tractor Supply Co.	141,135	18,600,182
		$92,894,506
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc. (a)	220,993	$23,016,421
Tobacco – 1.0%
Altria Group, Inc.	142,845	$5,606,666
Philip Morris International, Inc.	980,059	68,662,934
		$74,269,600
Trucking – 0.2%
United Parcel Service, Inc., “B”	120,004	$13,342,045
Utilities - Electric Power – 2.3%
Duke Energy Corp.	696,432	$55,637,952
Exelon Corp.	839,128	30,451,955
FirstEnergy Corp.	289,524	11,227,741
Pinnacle West Capital Corp.	148,018	10,848,239
Public Service Enterprise Group, Inc.	223,724	10,998,272
Southern Co.	835,813	43,336,904
		$162,501,063
Total Common Stocks		$4,170,893,984
Bonds – 40.2%
Aerospace – 0.3%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,450,000	$3,757,628
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	1,837,000	1,994,660
L3Harris Technologies, Inc., 3.85%, 6/15/2023	7,508,000	8,169,234
Lockheed Martin Corp., 2.8%, 6/15/2050	1,352,000	1,422,762
Raytheon Technologies Corp., 4.125%, 11/16/2028	5,363,000	6,316,990
		$21,661,274
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$2,738,000	$3,064,444
Asset-Backed & Securitized – 5.0%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 2.619% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$13,305,000	$12,839,857
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 1.175% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	6,409,148	6,288,976
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.495% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	9,500,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	$11,630,000	$11,667,010
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 1.085% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	4,750,232	4,509,965
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.485% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	10,052,133
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.784% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	2,299,271	2,314,114
BDS Ltd., 2019-FL4, “A”, FLR, 1.594% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	12,606,500	12,229,056
BDS Ltd., 2019-FL4, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	7,066,919
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	2,357,850	2,409,498
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,671,201
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,544,198
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,596,092
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	12,108,927
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,982,299
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 2.438% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,188,800	12,970,895
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.119% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,369,720
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,371,725
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 1.024% (LIBOR - 1mo. + 0.83%), 6/15/2035 (n)	90,344	90,344
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 1.193% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	1,444,228	1,397,290
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	2,195,000	2,217,170
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 2.719% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,897,960
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.54% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	4,954,000	4,905,832
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	2,964,779	2,998,233
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	585,040	601,353
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,604,164
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	7,312,102
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	14,298,503
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.294% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	6,496,568
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 1.935% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	4,968,224	4,863,931
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.314% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	13,400,000	13,165,500
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,681,292
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,343,987
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.935% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	12,912,297
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 0.814% (LIBOR - 1mo. + 0.63%), 9/25/2023 (n)	7,710,000	7,681,783
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 2.019% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	5,632,965	5,539,897
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 2.485% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,349,150
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	794,420	795,916
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	4,984,000	4,959,883
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 2.025% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	1,559,511	1,541,840
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	10,289,614
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	33,641,064
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,465,644	8,080,887
Venture Corp. Ltd., FLR, 1.571% (LIBOR - 3mo. + 1.2%), 2/28/2026 (n)	14,050,000	13,482,268
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	8,037,841
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	5,859,934	5,852,497
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,967,233
		$362,499,529
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$3,268,000	$3,559,683
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,891,000	1,992,532
General Motors Financial Co., Inc., 2.75%, 6/20/2025	3,662,000	3,616,979
Hyundai Capital America, 2.65%, 2/10/2025 (n)	3,356,000	3,370,058
Hyundai Capital America, 3%, 2/10/2027 (n)	5,731,000	5,660,314
Lear Corp., 3.8%, 9/15/2027	7,427,000	7,538,603
Lear Corp., 4.25%, 5/15/2029	2,779,000	2,850,982
Magna International, Inc., 2.45%, 6/15/2030	7,852,000	8,030,065
Toyota Motor Credit Corp., 3.375%, 4/01/2030	4,000,000	4,607,448
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,155,000	3,367,129
		$44,593,793

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
RELX Capital, Inc., 3%, 5/22/2030	$2,209,000	$2,380,860
Walt Disney Co., 3.5%, 5/13/2040	5,166,000	5,642,190
Walt Disney Co., 3.6%, 1/13/2051	3,172,000	3,533,421
		$11,556,471
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,227,000	$2,318,790
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,845,109
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,220,000	1,265,812
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,971,000	3,285,445
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	7,617,000	7,783,124
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	4,549,000	4,652,561
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	7,930,726
		$31,081,567
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$3,692,283
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	3,017,473
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	803,000	808,305
Masco Corp., 4.375%, 4/01/2026	5,605,000	6,398,372
Vulcan Materials Co., 3.5%, 6/01/2030	1,366,000	1,488,023
		$15,404,456
Business Services – 0.5%
Equinix, Inc., 2.625%, 11/18/2024	$9,891,000	$10,530,156
Equinix, Inc., 1.8%, 7/15/2027	6,440,000	6,436,587
Fiserv, Inc., 2.65%, 6/01/2030	1,526,000	1,616,904
Fiserv, Inc., 4.4%, 7/01/2049	5,204,000	6,333,703
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	5,676,000	5,668,987
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,699,000	8,995,464
		$39,581,801
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$6,102,893
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,523,000	1,798,537
Comcast Corp., 3.45%, 2/01/2050	5,380,000	6,171,693
Comcast Corp., 2.8%, 1/15/2051	3,299,000	3,383,075
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	10,797,820
		$28,254,018
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$5,394,000	$6,566,511
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,910,000	$6,521,104
Microsoft Corp., 2.525%, 6/01/2050	6,521,000	6,801,451
		$13,322,555
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 5/11/2024	$6,746,000	$7,264,917
Apple, Inc., 2.05%, 9/11/2026	1,349,000	1,441,341
Apple, Inc., 3.35%, 2/09/2027	1,814,000	2,066,563
Apple, Inc., 3.85%, 5/04/2043	5,286,000	6,543,507
Apple, Inc., 3.85%, 8/04/2046	3,373,000	4,204,882
		$21,521,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.3%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$3,124,180
Roper Technologies, Inc., 2.95%, 9/15/2029	1,686,000	1,841,655
Roper Technologies, Inc., 2%, 6/30/2030	5,392,000	5,396,023
Westinghouse Air Brake Co., 3.2%, 6/15/2025	2,499,000	2,546,475
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,285,954
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,210,000	6,921,306
		$21,115,593
Consumer Products – 0.2%
Estee Lauder Cos., Inc., 2.6%, 4/15/2030	$3,262,000	$3,548,946
Kimberly-Clark Corp., 3.1%, 3/26/2030	902,000	1,027,091
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,457,707
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,737,504
		$17,771,248
Consumer Services – 0.8%
Amazon.com, Inc., 2.5%, 6/03/2050	$5,656,000	$5,806,562
Booking Holdings, Inc., 2.75%, 3/15/2023	11,638,000	12,201,448
Booking Holdings, Inc., 4.5%, 4/13/2027	1,631,000	1,873,309
Experian Finance PLC, 4.25%, 2/01/2029 (n)	5,108,000	5,940,921
IHS Markit Ltd., 3.625%, 5/01/2024	1,224,000	1,312,495
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	1,976,000	2,213,120
IHS Markit Ltd., 4%, 3/01/2026 (n)	5,987,000	6,573,726
IHS Markit Ltd., 4.25%, 5/01/2029	1,836,000	2,110,647
Visa, Inc., 3.15%, 12/14/2025	14,802,000	16,488,668
Western Union Co., 2.85%, 1/10/2025	2,040,000	2,125,598
		$56,646,494
Electronics – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$9,409,000	$9,957,048
Broadcom, Inc., 4.25%, 4/15/2026 (n)	4,336,000	4,825,557
Broadcom, Inc., 4.15%, 11/15/2030 (n)	2,117,000	2,300,505
Broadcom, Inc., 4.3%, 11/15/2032 (n)	5,509,000	6,044,357
Intel Corp., 4.75%, 3/25/2050	7,529,000	10,614,082
		$33,741,549
Energy - Integrated – 0.2%
BP Capital Markets PLC, 4.742%, 3/11/2021	$4,892,000	$5,031,597
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	6,606,353
Total Capital International S.A., 3.127%, 5/29/2050	6,133,000	6,292,267
		$17,930,217
Financial Institutions – 0.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,093,000	$1,086,192
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	8,502,000	7,528,005
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,464,000	2,071,897
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,571,000	2,076,663
		$12,762,757
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$9,211,679
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	10,947,010
Diageo Capital PLC, 2.375%, 10/24/2029	9,244,000	9,868,598
General Mills, Inc., 4%, 4/17/2025	7,528,000	8,502,788
General Mills, Inc., 2.875%, 4/15/2030	1,554,000	1,691,967
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	1,270,000	1,412,847
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	2,592,000	2,928,847
PepsiCo, Inc., 3.5%, 3/19/2040	2,018,000	2,379,208
		$46,942,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$5,937,373
Las Vegas Sands Corp., 3.9%, 8/08/2029	3,182,000	3,139,028
Marriott International, Inc., 4%, 4/15/2028	6,516,000	6,560,752
Marriott International, Inc., 4.625%, 6/15/2030	900,000	933,853
		$16,571,006
Insurance – 0.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,277,000	$2,475,610
American International Group, Inc., 4.875%, 6/01/2022	10,460,000	11,290,035
American International Group, Inc., 3.75%, 7/10/2025	7,000,000	7,746,487
		$21,512,132
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$11,160,841
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,303,000	1,515,169
UnitedHealth Group, Inc., 3.7%, 8/15/2049	6,746,000	7,980,951
		$20,656,961
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$8,112,000	$9,287,975
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,261,000	3,438,367
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,352,000	3,541,883
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	2,844,000	3,651,322
		$19,919,547
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,580,279
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$5,788,000	$6,167,135
Major Banks – 2.2%
Bank of America Corp., 4.1%, 7/24/2023	$7,970,000	$8,752,031
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,925,402
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,836,527
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,902,212
Bank of America Corp., 3.5%, 4/19/2026	8,997,000	10,127,431
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	7,083,000	7,425,758
Bank of New York Mellon Corp., 1.6%, 4/24/2025	6,487,000	6,714,430
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,118,000	10,609,689
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	15,568,221
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	18,448,897
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	1,989,000	2,109,501
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	10,109,000	10,918,621
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	3,658,000	4,421,303
Morgan Stanley, 3.125%, 1/23/2023	1,002,000	1,062,426
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	7,209,663
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,332,374
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	14,836,000	15,715,567
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,739,945
Royal Bank of Canada, 1.15%, 6/10/2025	9,783,000	9,799,803
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	1,443,000	1,561,998
		$156,181,799
Medical & Health Technology & Services – 0.8%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$944,000	$967,679
Alcon, Inc., 3.8%, 9/23/2049 (n)	4,915,000	5,427,457
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,255,021
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,897,000	7,230,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Cigna Corp., 3.2%, 3/15/2040	$1,953,000	$2,068,854
HCA, Inc., 5.125%, 6/15/2039	7,327,000	8,540,520
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,549,696
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	5,294,000	6,444,173
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	544,041
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,545,932
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	8,077,836
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,755,000	8,648,703
		$57,300,720
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$5,880,000	$8,441,703
Boston Scientific Corp., 3.75%, 3/01/2026	8,132,000	9,234,076
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,764,697
		$25,440,476
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$4,071,000	$4,352,017
Midstream – 0.6%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$5,271,000	$5,377,852
Enbridge, Inc., 2.5%, 1/15/2025	3,348,000	3,477,329
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,777,000	3,098,458
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	6,182,845
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	7,782,929
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,546,000	5,433,844
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,216,000	8,073,932
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	1,825,000	2,026,123
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,932,000	3,154,813
		$44,608,125
Mortgage-Backed – 12.4%
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	$8,789,157	$10,047,517
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	6,560,126	7,471,788
Fannie Mae, 2.73%, 4/01/2023	604,754	632,585
Fannie Mae, 2.41%, 5/01/2023	917,330	952,746
Fannie Mae, 2.55%, 5/01/2023	862,204	898,746
Fannie Mae, 2.59%, 5/01/2023	907,440	946,952
Fannie Mae, 2.62%, 5/01/2023	602,638	629,318
Fannie Mae, 5.25%, 8/01/2024	926,708	1,046,619
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	85,039,503	91,734,226
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,087,723
Fannie Mae, 3.43%, 6/01/2026	1,124,868	1,258,178
Fannie Mae, 4.54%, 7/01/2026	942,489	1,083,557
Fannie Mae, 2.28%, 11/01/2026	1,344,542	1,437,098
Fannie Mae, 2.584%, 12/25/2026	4,588,000	5,008,316
Fannie Mae, 3.95%, 1/01/2027	907,741	1,033,031
Fannie Mae, 3%, 11/01/2028 - 7/01/2050	48,259,019	51,476,891
Fannie Mae, 4.96%, 6/01/2030	500,480	592,328
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,535,543	2,939,707
Fannie Mae, 2.5%, 11/01/2031 - 7/01/2050	17,698,782	18,617,683
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	12,020,208	13,644,395
Fannie Mae, 3%, 2/25/2033 (i)	1,427,158	149,854
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	25,885,161	28,758,817
Fannie Mae, 3.25%, 5/25/2040	580,256	626,464
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	66,889,510	73,181,596
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	3,863,398	3,979,770
Fannie Mae, 4%, 7/25/2046 (i)	1,217,387	228,924
Fannie Mae, TBA, 2%, 7/16/2035 - 7/14/2050	22,800,000	23,448,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, TBA, 3%, 7/16/2035 - 8/13/2050	$55,875,000	$58,766,588
Fannie Mae, TBA, 2.5%, 7/25/2035 - 8/25/2050	66,815,000	69,742,803
Fannie Mae, TBA, 3.5%, 7/25/2035 - 7/14/2050	3,850,000	4,046,806
Fannie Mae, TBA, 1.5%, 9/25/2035	2,450,000	2,485,984
Fannie Mae, TBA, 4%, 7/25/2050	800,000	847,766
Federal Home Loan Bank, 3%, 7/01/2050	388,367	415,283
Freddie Mac, 3.808%, 8/25/2020	1,743,315	1,744,189
Freddie Mac, 3.034%, 10/25/2020	786,391	787,155
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	2,663,078	3,053,980
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,313,558
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,888,071
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,498,111
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,151,381
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,392,334
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,191,966
Freddie Mac, 3.458%, 8/25/2023	2,578,000	2,785,963
Freddie Mac, 1.022%, 4/25/2024 (i)	10,541,964	279,145
Freddie Mac, 0.631%, 7/25/2024 (i)	40,823,000	826,053
Freddie Mac, 0.733%, 7/25/2024 (i)	13,871,482	268,863
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	4,285,297	4,738,708
Freddie Mac, 0.43%, 8/25/2024 (i)	44,106,000	619,866
Freddie Mac, 0.529%, 8/25/2024 (i)	81,509,663	1,148,642
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,488,634
Freddie Mac, 0.489%, 10/25/2024 (i)	59,693,876	763,616
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,306,558
Freddie Mac, 0.4%, 11/25/2024 (i)	44,690,000	548,279
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,986,273
Freddie Mac, 3.329%, 5/25/2025	4,698,000	5,244,194
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,406,950
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,322,692
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	56,348,346	60,528,094
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,658,270
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,610,167
Freddie Mac, 0.773%, 6/25/2027 (i)	39,273,000	1,664,146
Freddie Mac, 0.889%, 6/25/2027 (i)	12,740,778	565,735
Freddie Mac, 0.712%, 7/25/2027 (i)	34,139,770	1,233,774
Freddie Mac, 0.461%, 8/25/2027 (i)	27,934,000	664,801
Freddie Mac, 0.565%, 8/25/2027 (i)	18,142,302	499,472
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,679,829
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	626,240
Freddie Mac, 0.491%, 9/25/2027 (i)	24,806,724	598,663
Freddie Mac, 0.325%, 11/25/2027 (i)	47,333,000	729,629
Freddie Mac, 0.418%, 11/25/2027 (i)	33,992,129	651,789
Freddie Mac, 0.456%, 11/25/2027 (i)	30,322,997	679,453
Freddie Mac, 0.371%, 12/25/2027 (i)	29,308,000	555,967
Freddie Mac, 0.413%, 12/25/2027 (i)	32,765,000	733,100
Freddie Mac, 0.494%, 12/25/2027 (i)	52,192,287	1,284,818
Freddie Mac, 3.65%, 2/25/2028	2,634,000	3,099,453
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,957,872
Freddie Mac, 3.926%, 7/25/2028	160,692	192,818
Freddie Mac, 1.218%, 7/25/2029 (i)	858,061	72,519
Freddie Mac, 1.269%, 8/25/2029 (i)	13,450,981	1,188,838
Freddie Mac, 0.757%, 11/25/2029 (i)	33,138,410	1,721,925
Freddie Mac, 1.868%, 4/25/2030 (i)	3,783,448	619,150
Freddie Mac, 0.444%, 11/25/2032 (i)	25,857,842	730,637
Freddie Mac, 3%, 2/15/2033 (i)	2,228,906	168,700
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	5,208,029	5,969,421
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	2,484,993	2,829,808
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,349,591	1,526,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$286,068	$56,520
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	37,658,760	40,500,280
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	58,145,593	62,526,815
Freddie Mac, 4.5%, 12/15/2040 (i)	317,683	30,424
Freddie Mac, 4%, 8/15/2044 (i)	348,438	42,923
Ginnie Mae, 2.5%, 7/20/2032	950,000	1,010,487
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,543,185	2,985,209
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,110,705	2,460,447
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	12,488,673	13,614,315
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	710,473	810,061
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	6,463,704	7,135,532
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	40,154,921	42,874,113
Ginnie Mae, 3%, 4/20/2045 - 2/20/2048	51,979,038	55,174,810
Ginnie Mae, 0.659%, 2/16/2059 (i)	20,489,969	1,072,855
Ginnie Mae, TBA, 2.5%, 7/21/2050	8,525,000	8,973,895
Ginnie Mae, TBA, 3%, 7/21/2050	300,000	317,848
Ginnie Mae, TBA, 3.5%, 7/21/2050	10,744,718	11,337,773
Ginnie Mae, TBA, 4%, 7/21/2050	4,175,000	4,426,234
		$898,365,272
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$8,500,000	$10,271,400
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,854,506
		$20,125,906
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$5,114,000	$5,541,390
NiSource, Inc., 5.65%, 2/01/2045	2,500,000	3,391,357
		$8,932,747
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,999,684
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	917,637
		$10,917,321
Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,343,157
AT&T, Inc., 5.45%, 3/01/2047	4,507,000	5,897,508
Verizon Communications, Inc., 4.272%, 1/15/2036	6,744,000	8,340,232
Verizon Communications, Inc., 4.812%, 3/15/2039	8,074,000	10,546,879
		$31,127,776
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$3,655,000	$3,810,185
Phillips 66 Co., 2.15%, 12/15/2030	12,136,000	11,780,480
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	9,191,882
		$24,782,547
Other Banks & Diversified Financials – 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$4,912,535
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,041,707
Branch Banking & Trust Co., 2.25%, 3/11/2030	8,444,000	8,523,035
Capital One Financial Corp., 3.75%, 3/09/2027	5,953,000	6,574,150
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	10,118,000	10,505,018
		$35,556,445
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,887,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.0%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$2,526,000	$2,659,868
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$4,433,000	$4,533,911
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	5,435,000	5,238,274
		$9,772,185
Retailers – 0.5%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,122,000	$8,263,238
Costco Wholesale Corp., 1.75%, 4/20/2032	6,739,000	6,828,384
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,379,061
Home Depot, Inc., 3.9%, 6/15/2047	3,838,000	4,665,696
Target Corp., 2.25%, 4/15/2025	10,101,000	10,803,119
		$32,939,498
Specialty Stores – 0.1%
TJX Cos., Inc., 3.75%, 4/15/2027	$1,347,000	$1,538,400
TJX Cos., Inc., 3.875%, 4/15/2030	1,615,000	1,897,924
TJX Cos., Inc., 4.5%, 4/15/2050	1,141,000	1,466,211
		$4,902,535
Telecommunications - Wireless – 0.5%
American Tower Corp., REIT, 3%, 6/15/2023	$3,098,000	$3,303,302
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	4,190,521
American Tower Corp., REIT, 3.1%, 6/15/2050	5,568,000	5,507,493
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,425,000	5,550,249
Crown Castle International Corp., 1.35%, 7/15/2025	2,485,000	2,502,709
Crown Castle International Corp., 3.65%, 9/01/2027	8,690,000	9,711,323
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	5,621,000	5,623,642
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	692,000	823,639
		$37,212,878
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$3,952,000	$4,348,994
Tobacco – 0.1%
B.A.T Capital Corp., 4.7%, 4/02/2027	$1,347,000	$1,539,538
B.A.T Capital Corp., 4.906%, 4/02/2030	3,730,000	4,362,309
		$5,901,847
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,736,000	$7,348,077
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$56,984	$59,073
Small Business Administration, 4.77%, 4/01/2024	204,363	214,242
Small Business Administration, 5.18%, 5/01/2024	308,264	326,846
Small Business Administration, 5.52%, 6/01/2024	147,849	157,435
Small Business Administration, 4.99%, 9/01/2024	350,083	368,026
Small Business Administration, 4.95%, 3/01/2025	304,492	320,413
		$1,446,035
U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 5%, 5/15/2037	$2,452,000	$4,021,376
U.S. Treasury Bonds, 3.5%, 2/15/2039	5,140,000	7,271,895
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	72,458,963
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	6,553,669
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	289,796
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	18,814,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 2/15/2048	$22,502,000	$30,804,007
U.S. Treasury Bonds, 2.875%, 5/15/2049	6,250,000	8,455,566
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,700,000	42,859,922
U.S. Treasury Notes, 1.75%, 11/30/2021	21,770,000	22,255,573
U.S. Treasury Notes, 1.375%, 1/31/2022	61,100,000	62,255,172
U.S. Treasury Notes, 1.75%, 9/30/2022	160,226,000	165,902,758
U.S. Treasury Notes, 1.625%, 5/31/2023	45,252,200	47,157,742
		$489,101,068
Utilities - Electric Power – 1.2%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,901,563
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	922,000	1,161,061
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,725,082
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	8,228,315
Enel Finance International N.V., 2.65%, 9/10/2024	2,983,000	3,115,939
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	5,951,000	7,029,314
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,618,116
Evergy, Inc., 2.9%, 9/15/2029	5,701,000	6,087,037
Exelon Corp., 4.05%, 4/15/2030	6,734,000	7,775,754
FirstEnergy Corp., 3.4%, 3/01/2050	3,815,000	4,028,324
Georgia Power Co., 3.7%, 1/30/2050	530,000	585,750
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,533,000	5,241,476
Northern States Power Co., 2.6%, 6/01/2051	6,741,000	6,858,905
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	5,971,403
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,714,000	1,696,260
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,291,000	3,207,606
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	2,093,610
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,209,335
Xcel Energy, Inc., 3.4%, 6/01/2030	3,419,000	3,928,268
Xcel Energy, Inc., 3.5%, 12/01/2049	4,030,000	4,461,981
		$84,925,099
Utilities - Gas – 0.1%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$4,728,000	$4,723,310
Total Bonds		$2,909,285,239
Convertible Preferred Stocks – 1.0%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$12,539,160
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	182,698	$19,126,654
Danaher Corp., 4.75%	3,976	4,957,555
		$24,084,209
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	16,855	$17,235,080
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	493,865	$17,561,839
Total Convertible Preferred Stocks		$71,420,288
Preferred Stocks – 0.2%
Electronics – 0.2%
Samsung Electronics Co. Ltd.	409,695	$15,999,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 0.17% (v)	238,335,466	$238,359,300

Other Assets, Less Liabilities – (2.4)%		(172,620,102)
Net Assets – 100.0%		$7,233,338,196
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $238,359,300 and $7,167,598,998, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $393,213,694, representing 5.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,952,297,490	$17,235,080	$—	$3,969,532,570
Switzerland	88,576,221	—	—	88,576,221
United Kingdom	59,757,957	—	—	59,757,957
Taiwan	39,571,131	—	—	39,571,131
Netherlands	26,285,308	—	—	26,285,308
France	25,787,021	—	—	25,787,021
Germany	—	19,065,174	—	19,065,174
South Korea	—	15,999,487	—	15,999,487
Canada	13,738,890	—	—	13,738,890
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	490,547,103	—	490,547,103
Non - U.S. Sovereign Debt	—	10,580,279	—	10,580,279
Municipal Bonds	—	20,125,906	—	20,125,906
U.S. Corporate Bonds	—	960,975,147	—	960,975,147
Residential Mortgage-Backed Securities	—	899,762,541	—	899,762,541
Commercial Mortgage-Backed Securities	—	204,355,372	—	204,355,372
Asset-Backed Securities (including CDOs)	—	156,746,888	—	156,746,888
Foreign Bonds	—	166,192,003	—	166,192,003
Mutual Funds	238,359,300	—	—	238,359,300
Total	$4,444,373,318	$2,961,584,980	$—	$7,405,958,298
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,761,592	$1,174,995,993	$1,037,417,975	$28,768	$(9,078)	$238,359,300
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,326,926	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.